FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Narrative - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Narrative [Line Items]
Amount contractually payable	£ 11,503	£ 14,365
Difference between balance sheet carrying value and amount contractually payable	4,675	6,834
Increase in fair value measurement, liabilities	109
Increase in fair value of financial liability, attributable to changes in credit risk of liability	75	419
The Group
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Narrative [Line Items]
Financial liabilities at fair value through profit or loss	6,831	7,702
Liabilities designated at fair value through profit or loss	6,828	7,531
The Group | 1 year or over original maturity
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Narrative [Line Items]
Financial liabilities at fair value through profit or loss	6,682	7,376
The Bank
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Narrative [Line Items]
Financial liabilities at fair value through profit or loss	7,907	7,697
Liabilities designated at fair value through profit or loss	7,905	7,484
The Bank | Debt securities
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Narrative [Line Items]
Liabilities designated at fair value through profit or loss	1,122	0
The Bank | 1 year or over original maturity
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Narrative [Line Items]
Financial liabilities at fair value through profit or loss	£ 7,758	£ 7,328